5. Loans and amounts due from credit institutions (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash equivalents [abstract]
Short-term transactions and low risk of change in its value	[1]	R$ 8,298,083	R$ 1,316,299	R$ 5,821,573

[1]	The value refers to investments in the open market (repo transactions) and investments in interbank deposits (CDI) in the short term.